REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of The SPAC and New Issue ETF,
The De-SPAC ETF and The Short De-SPAC ETF and Board of
Trustees of Collaborative Investment Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The SPAC and New Issue ETF, The De-SPAC ETF and The Short De-SPAC ETF (the "Funds"), each a series of Collaborative Investment Series Trust, as of September 30, 2021, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the periods indicated below
(collectively referred to as the "financial statements").
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for the periods indicated below in conformity with accounting principles generally accepted in the United States of America. Statements of
Fund Name The SPAC and New Issue The De-SPAC ETF ETF
Statements of Changes in Net Operations Assets For the period from December 15, 2020 (commoperations) through September 30,
2021 For the period from May 18, 2021 (commencethrough
September 30, 2021 Financial Highlights encement of ment of operations)
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds, financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian, transfer agent and brokers or by other auditing procedures as appropriate in the circumstances; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC, since 2020.
COHEN & COMPANY, LTD. Milwaukee, Wisconsin December 9, 2021